Employee Benefits and Stock Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 18, 2001 Plan
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock options exercised	0
Windfall tax benefits realized from the exercise of stock options	$ 0
Employee Benefits and Stock Compensation (Additional Textual) [Abstract]
Profit sharing and retirement contributions charged to operations	771,000	361,000	373,000
Profit sharing and retirement plan service period	1 year
Stock options or stock appreciation rights contractual life	10 years
Repurchase Program Approval Date	Sep. 18, 2001
Number of repurchase program				1
Share repurchase program, shares authorized	825,000
Recognized non-cash compensation expense before tax	796,000	588,000	493,000
Maximum remaining number of repurchase Shares under repurchase plan	76,000
Grant of stock options or SSARS	0	0	0
Recognized non-cash compensation expense after tax	489,000	361,000	303,000
Compensation cost capitalized	0
Unrecognized compensation cost of stock options and SAR's	0
Maximum [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock awards contractual life period	5 years
Minimum [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock awards contractual life period	3 years
Stock Options [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock options vesting period	5 years
Cash utilized for settle equity instruments granted under stock option awards	0
Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards	73,000
Restricted stock awards vested	204,000
Restricted stock awards cancelled	56,000
Non-vested restricted stock awards outstanding	899,000
Stock options vesting period	5 years
Increase in Non-vested restricted stock awards outstanding		187,000
Cash utilized to settle equity instruments under stock awards	$ 0
1991 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	990,000
1991 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	826,000
1996 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	990,000
1996 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	933,000
2000 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	1,320,000
2000 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	791,000
2000 Plan [Member] | Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards			17,000
Issue of shares of restricted awards, price per share			$ 1.90
2008 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	1,500,000
2008 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	0
2008 Plan [Member] | Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards	73,000	1,143,400
Issue of shares of restricted awards, price per share	$ 1.62	$ 1.42